Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (367,900,000)	$ (141,400,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,000,000.0	6,700,000
Stock–based compensation expense	24,300,000	17,200,000
Change in fair value of preferred stock warrant liabilities	121,600,000	16,200,000
Change in fair value of warrant liability	(10,300,000)	0
Change in fair value of contingent consideration liability	3,500,000	3,400,000
Change in fair value of derivative liability on notes	61,400,000	6,200,000
Amortization of debt discount	20,400,000	0
Gain on extinguishment of debt	(47,000,000.0)	0
Non-cash interest expense	5,700,000	0
Non-cash service expense	7,000,000.0	0
Other non-cash items	2,100,000	1,300,000
Changes in assets and liabilities:
Accounts receivable, net	(19,500,000)	(14,700,000)
Reinsurance recoverable on paid and unpaid losses and LAE	(132,800,000)	(17,700,000)
Ceding commissions receivable	(20,300,000)	(3,400,000)
Prepaid reinsurance premiums	(102,200,000)	2,500,000
Other assets	(32,800,000)	(7,800,000)
Provision for commission	(15,900,000)	15,300,000
Accrued expenses and other liabilities	35,400,000	10,900,000
Loss and loss adjustment expense reserves	155,700,000	11,800,000
Unearned premiums	102,800,000	18,100,000
Reinsurance premiums payable	73,300,000	10,000,000.0
Net cash used in operating activities	(124,500,000)	(65,400,000)
Cash flows from investing activities:
Capitalized internal use software costs	(13,300,000)	(9,000,000.0)
Purchase of intangible assets	(3,300,000)	0
Purchases of property and equipment	(800,000)	(400,000)
Purchases of investments	(26,200,000)	(16,700,000)
Maturities of investments	5,800,000	76,800,000
Sales of investments	10,700,000	30,700,000
Cash paid for acquisitions, net of cash acquired	(600,000)	(83,700,000)
Other	(2,300,000)	0
Net cash used in investing activities	(30,000,000.0)	(2,300,000)
Cash flows from financing activities:
Proceeds from the exercise of preferred stock warrants	29,000,000.0	0
Proceeds from reverse recapitalization, net of redemptions, secondaries and costs	450,300,000	0
Proceeds from exercise of options	5,500,000	2,400,000
Payments of contingent consideration	(2,400,000)	(3,900,000)
Proceeds from promissory notes, net of issuance costs	0	365,000,000.0
Other	(1,600,000)	0
Net cash provided by financing activities	480,800,000	518,100,000
Net increase in cash, cash equivalents, and restricted cash	326,300,000	450,400,000
Cash, cash equivalents, and restricted cash at the beginning of the period	492,400,000	42,000,000.0
Cash, cash equivalents, and restricted cash at the end of the period	818,700,000	492,400,000
Supplemental disclosures of non-cash financing and investing activities:
Conversion of preferred stock for common stock	518,200,000	0
Conversion of convertible notes for common stock	434,500,000	0
Acquisition of public and private placement warrants	14,600,000	0
Convertible promissory notes issued for services	7,000,000.0	12,500,000
Equity issued for acquisitions	6,200,000	0
Preferred D Stock
Cash flows from financing activities:
Proceeds from preferred shares, net of issuance costs	0	4,900,000
Preferred E Stock
Cash flows from financing activities:
Proceeds from preferred shares, net of issuance costs	$ 0	$ 149,700,000